Accounts Receivable, Net - Schedule of Movement of Provision for Credit Losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movement of Provision For Credit Losses [Abstract]
Balance at beginning of the year	$ 79,535	$ 6,668
Add: Provision for credit losses		73,310	6,953
Foreign currency translation adjustment	1,151	(443)	(285)
Balance at the end of the year	$ 80,686	$ 79,535	$ 6,668